FINANCIAL INSTRUMENTS - Interest Rate Swap Transactions (Details) - Interest rate swap - Cash flow hedging - Designated as hedging instrument - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Notional value	$ 709,375	$ 740,000
Minimum | LIBOR
Derivative [Line Items]
Fixed interest rates	1.69%	1.69%
Maximum | LIBOR
Derivative [Line Items]
Fixed interest rates	2.37%	2.37%